Annual Total Returns[BarChart] - INVESCO European Small Company Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.24%)	31.04%	31.18%	(7.02%)	7.01%	8.61%	28.29%	(15.21%)	15.23%	9.60%